REVENUE Contrats with Customers for the Sale of Future Production (Details) - Commodity price risk - Later than one year	Dec. 31, 2018 barrel_thermal_unit MMBTU
Varying | NGL Product Mix
Disclosure of nature and extent of risks arising from financial instruments [line items]
Underlying derivative volume | barrel_thermal_unit	10,000
Chicago | Natural gas
Disclosure of nature and extent of risks arising from financial instruments [line items]
Underlying derivative volume	20,000
Dawn | Natural gas
Disclosure of nature and extent of risks arising from financial instruments [line items]
Underlying derivative volume	25,000
Malin | Natural gas
Disclosure of nature and extent of risks arising from financial instruments [line items]
Underlying derivative volume	15,000